Note 5 - Convertible Promissory Notes (Details Textual) - USD ($)				3 Months Ended
	Dec. 14, 2020	Dec. 10, 2020	Jan. 02, 2020	Oct. 31, 2020	Dec. 15, 2020	Aug. 01, 2020	Mar. 01, 2020	Dec. 31, 2019	Nov. 01, 2018	Jun. 30, 2016	Jun. 01, 2016
Conversion of 2016 Notes into Common Stock [Member] | Closing [Member]
Conversion of Stock, Shares Issued (in shares)	576,836
Conversion of 2018 Notes into Common Stock [Member] | Closing [Member]
Conversion of Stock, Shares Issued (in shares)	56,461
Conversion of 2020 Notes into Common Stock [Member] | Closing [Member]
Conversion of Stock, Shares Issued (in shares)	113,422
Conversion of Reviva Contingent Interim Period Note into Common Stock [Member] | Closing [Member]
Conversion of Stock, Shares Issued (in shares)	261,626
Conversion of 2016 Notes into Common Stock [Member]
Debt Conversion, Converted Instrument, Shares Issued (in shares)		3,788,461
Debt Instrument, Convertible, Conversion Price (in dollars per share)		$ 1.329698
Conversion of 2018 Notes into Common Stock [Member]
Debt Conversion, Converted Instrument, Shares Issued (in shares)		370,811
Conversion of 2018 Notes into Common Stock with Aggregate Principal Amount of at Least $50,000 [Member]
Debt Instrument, Convertible, Conversion Price (in dollars per share)		$ 0.831018
Conversion of 2018 Notes into Common Stock with Aggregate Principal Amount Less Than $50,000 [Member]
Debt Instrument, Convertible, Conversion Price (in dollars per share)		$ 1.330045
Conversion of 2020 Notes into Common Stock [Member]
Debt Conversion, Converted Instrument, Shares Issued (in shares)		744,916
Conversion of 2020 Notes into Common Stock with Aggregate Principal Amount of at Least $50,000 [Member]
Debt Instrument, Convertible, Conversion Price (in dollars per share)				$ 0.831009
Conversion of 2020 Notes into Common Stock with Aggregate Principal Amount Less Than $50,000 [Member]
Debt Instrument, Convertible, Conversion Price (in dollars per share)		$ 1.32977
Conversion of August 2020 to October 2020 Notes into Common Stock [Member]
Debt Conversion, Converted Instrument, Shares Issued (in shares)				601,632
Debt Instrument, Convertible, Conversion Price (in dollars per share)				$ 0.831063
Conversion of Reviva Contingent Interim Period Note into Common Stock [Member]
Debt Conversion, Converted Instrument, Shares Issued (in shares)				1,718,280
Debt Instrument, Convertible, Conversion Price (in dollars per share)				$ 1.163953
The 2016 Notes [Member]
Debt Instrument, Face Amount										$ 4,795,088	$ 4,795,088
Convertible Notes Payable, Total		$ 1,200,000						$ 3,490,087
Debt Instrument, Interest Rate, Stated Percentage											8.00%
The 2016 Notes [Member] | One Investor [Member]
Interest Payable, Current			$ 242,236		$ 79,840
Debt Instrument, Fee Amount			5,000
Repayments of Convertible Debt			$ 1,447,236
Debt Instrument, Interest Rate, Stated Percentage			5.50%
The 2018 Notes [Member]
Debt Instrument, Face Amount									$ 275,000
Debt Instrument, Interest Rate, Stated Percentage									8.00%
The 2020 Notes [Member]
Debt Instrument, Face Amount							$ 610,000
August 2020 to October 2020 Notes [Member]
Debt Instrument, Face Amount						$ 500,000
Reviva Contingent Interim Period Note [Member]
Debt Instrument, Face Amount						$ 2,000,000